Securities-Aggregate Fair Value of Investments with Continuous Unrealized Loss Position (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	$ 17,658		$ 45,453
Less than 12 months Unrealized losses	71		1,359
12 months or more Fair value	14,046		2,071
12 months or more Unrealized losses	462		478
Total Fair value	31,704		47,524
Total Unrealized losses	533		1,837		363
Securities available-for-sale
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	15,996	[1]	29,479	[2]
Less than 12 months Unrealized losses	61	[1]	1,020	[2]
12 months or more Fair value	8,087	[1]	1,745	[2]
12 months or more Unrealized losses	398	[1]	455	[2]
Total Fair value	24,083	[1]	31,224	[2]
Total Unrealized losses	459	[1],[3]	1,475	[2],[4]	301
Securities available-for-sale | U.S. Treasury
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	6,049		7,719
Less than 12 months Unrealized losses	15		605
12 months or more Fair value	0		0
12 months or more Unrealized losses	0		0
Total Fair value	6,049		7,719
Total Unrealized losses	15		605		3
Securities available-for-sale | U.S. Government agencies
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	32		97
Less than 12 months Unrealized losses	0		5
12 months or more Fair value	100		0
12 months or more Unrealized losses	2		0
Total Fair value	132		97
Total Unrealized losses	2		5		0
Securities available-for-sale | State and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	410		2,374
Less than 12 months Unrealized losses	18		55
12 months or more Fair value	393		222
12 months or more Unrealized losses	6		37
Total Fair value	803		2,596
Total Unrealized losses	24		92		29
Securities available-for-sale | Agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	3,385		12,011
Less than 12 months Unrealized losses	13		226
12 months or more Fair value	5,016		83
12 months or more Unrealized losses	312		324
Total Fair value	8,401		12,094
Total Unrealized losses	325		550		8
Securities available-for-sale | Non-agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	143		102
Less than 12 months Unrealized losses	1		7
12 months or more Fair value	382		592
12 months or more Unrealized losses	25		43
Total Fair value	525		694
Total Unrealized losses	26		50		87
Securities available-for-sale | Other RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	0		93
Less than 12 months Unrealized losses	0		14
12 months or more Fair value	449		614
12 months or more Unrealized losses	25		43
Total Fair value	449		707
Total Unrealized losses	25		57		109
Securities available-for-sale | Commercial MBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	175		517
Less than 12 months Unrealized losses	1		21
12 months or more Fair value	394		174
12 months or more Unrealized losses	6		6
Total Fair value	569		691
Total Unrealized losses	7		27		45
Securities available-for-sale | Agency commercial MBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	719		1,390
Less than 12 months Unrealized losses	1		34
12 months or more Fair value	550		0
12 months or more Unrealized losses	8		0
Total Fair value	1,269		1,390
Total Unrealized losses	9		34
Securities available-for-sale | Asset-backed CLOs
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,376
Less than 12 months Unrealized losses	7
12 months or more Fair value	0
12 months or more Unrealized losses	0
Total Fair value	1,376
Total Unrealized losses	7		0		10
Securities available-for-sale | Other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,078		1,529
Less than 12 months Unrealized losses	2		9
12 months or more Fair value	539		38
12 months or more Unrealized losses	4		0
Total Fair value	1,617		1,567
Total Unrealized losses	6		9		3
Securities available-for-sale | Corporate bonds
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	51		612
Less than 12 months Unrealized losses	0		25
12 months or more Fair value	230		0
12 months or more Unrealized losses	7		0
Total Fair value	281		612
Total Unrealized losses	7		25		3
Securities available-for-sale | Other debt securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	2,536		2,976
Less than 12 months Unrealized losses	2		18
12 months or more Fair value	0		0
12 months or more Unrealized losses	0		0
Total Fair value	2,536		2,976
Total Unrealized losses	2	[5]	18	[6]	0	[7]
Securities available-for-sale | Non-agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	42	[8]	59	[8]
Less than 12 months Unrealized losses	1	[8]	1	[8]
12 months or more Fair value	34	[8]	22	[8]
12 months or more Unrealized losses	3	[8]	2	[8]
Total Fair value	76	[8]	81	[8]
Total Unrealized losses	4	[8]	3	[8]	4	[9]
Held-to-maturity
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,662		15,974
Less than 12 months Unrealized losses	10		339
12 months or more Fair value	5,959		326
12 months or more Unrealized losses	64		23
Total Fair value	7,621		16,300
Total Unrealized losses	74		362		62
Held-to-maturity | U.S. Treasury
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,066		2,278
Less than 12 months Unrealized losses	6		84
12 months or more Fair value	1,559		0
12 months or more Unrealized losses	10		0
Total Fair value	2,625		2,278
Total Unrealized losses	16		84		0
Held-to-maturity | U.S. Government agencies
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	0		406
Less than 12 months Unrealized losses	0		13
12 months or more Fair value	340		0
12 months or more Unrealized losses	3		0
Total Fair value	340		406
Total Unrealized losses	3		13
Held-to-maturity | State and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	5
Less than 12 months Unrealized losses	1
12 months or more Fair value	0
12 months or more Unrealized losses	0
Total Fair value	5
Total Unrealized losses	1		0		0
Held-to-maturity | Agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	551		12,639
Less than 12 months Unrealized losses	3		236
12 months or more Fair value	3,808		0
12 months or more Unrealized losses	41		0
Total Fair value	4,359		12,639
Total Unrealized losses	44		236		1
Held-to-maturity | Non-agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	40		10
Less than 12 months Unrealized losses	0		0
12 months or more Fair value	33		65
12 months or more Unrealized losses	2		3
Total Fair value	73		75
Total Unrealized losses	2		3		8
Held-to-maturity | Other RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	0		0
Less than 12 months Unrealized losses	0		0
12 months or more Fair value	219		261
12 months or more Unrealized losses	8		20
Total Fair value	219		261
Total Unrealized losses	8		20		52
Held-to-maturity | Other securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value			641
Less than 12 months Unrealized losses			6
12 months or more Fair value			0
12 months or more Unrealized losses			0
Total Fair value			641
Total Unrealized losses	0		6		0
Held-to-maturity | Commercial MBS
Investments, Unrealized Loss Position [Line Items]
Total Unrealized losses	$ 0		$ 0		$ 1

[1]	Includes gross unrealized losses for 12 months or more of $282 million recorded in accumulated other comprehensive income primarily related to agency RMBS that were transferred from available-for-sale to held-to-maturity in 2013. The unrealized gains and losses will be amortized into net interest revenue over the estimated lives of the securities.
[2]	Includes gross unrealized losses for 12 months or more of $343 million recorded in accumulated other comprehensive income primarily related to agency RMBS that were transferred from available-for-sale to held-to-maturity in 2013. The unrealized gains and losses will be amortized into net interest revenue over the estimated lives of the securities.
[3]	Includes gross unrealized gains of $60 million and gross unrealized losses of $282 million recorded in accumulated other comprehensive income primarily related to agency RMBS that were transferred from available-for-sale to held-to-maturity in 2013. The unrealized gains and losses will be amortized into net interest revenue over the estimated lives of the securities.
[4]	Includes gross unrealized gains of $74 million and gross unrealized losses of $343 million recorded in accumulated other comprehensive income primarily related to agency RMBS that were transferred from available-for-sale to held-to-maturity in 2013. The unrealized gains and losses will be amortized into net interest revenue over the estimated lives of the securities.
[5]	Includes $17.3 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[6]	Includes $11.4 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[7]	(a)Includes $9.4 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[8]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
[9]	(b)Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.